Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	THRIVENT SERIES FUND, INC.
Prospectus Date	rr_ProspectusDate	Apr. 30, 2025
Thrivent Small Cap Growth Portfolio
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Thrivent Small Cap Growth Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Thrivent Small Cap Growth Portfolio (the "Portfolio") seeks long-term capital growth. The Portfolio's investment objective may be changed without shareholder approval.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy, hold and/or sell shares of the Portfolio.If you own a variable annuity contract or variable life insurance contract, you will have additional fees and expenses. Please refer to the prospectus for your variable contract for additional information about fees and expenses associated with your contract.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2026
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 71% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	71.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were included, your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. In addition, the example for the 1 Year period reflects the effect of the contractual fee waiver and/or expense reimbursement. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions, your cost would be:
Strategy [Heading]	rr_StrategyHeading	Principal Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in equity securities of small companies. The Adviser focuses mainly on the equity securities of smaller U.S. companies which have market capitalizations equivalent to those companies included in widely known indices such as the Russell 2000® Index, S&P SmallCap 600® Index, or the small company market capitalization classification published by Morningstar or Lipper, Inc. The Portfolio defines small-cap companies as those with market capitalizations at the time of purchase at or below the market capitalization of the largest company represented in either the Russell 2000 Index (approximately $15.3 billion as of February 28, 2025) or the S&P SmallCap 600 Index (approximately $10.0 billion as of February 28, 2025). Should the Adviser change the investments used for purposes of this 80% threshold, you will be notified at least 60 days prior to the change. The Portfolio seeks to achieve its investment objective by investing primarily in common stocks. The Adviser uses fundamental analysis and other investment techniques to identify stocks of companies that it believes have demonstrated and believes will sustain above-average revenue and earnings growth over time, or which are expected to develop rapid sales and earnings growth in the future when compared to the economy and stock market as a whole. Many such companies are in the technology sector and the Portfolio may at times have a higher concentration in this industry. The Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets to more promising opportunities.
Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table beneath it provide some indication of the risks of investing in the Portfolio. The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract. They also assume that you sold your investment at the end of the period. The bar chart shows the Portfolio’s performance from year to year while the table shows how the Portfolio’s average annual returns for the indicated periods compare with those of an appropriate broad-based securities market index that represents the overall domestic equity market in which the Portfolio invests. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.The Portfolio’s past performance is not necessarily an indication of how it will perform in the future.Updated performance information is available on the Portfolio’s website atthrivent.comor by calling 800-847-4836. The Portfolio compares its performance to the Russell 3000® Index, an appropriate broad-based securities market index, to comply with new regulations that require the Portfolio’s broad-based securities market index to reflect the overall market in which the Portfolio may invest. The Portfolio also compares its performance to the Russell 2000® Growth Index and S&P SmallCap 600® Growth Index, which more closely reflect the market segments in which the Portfolio invests. The index descriptions appear in the "Index Descriptions" section of the prospectus.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table beneath it provide some indication of the risks of investing in the Portfolio.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Portfolio also compares its performance to the Russell 2000® Growth Index and S&P SmallCap 600® Growth Index, which more closely reflect the market segments in which the Portfolio invests.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-847-4836
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	thrivent.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Return
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	 The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract. They also assume that you sold your investment at the end of the period. The bar chart shows the Portfolio’s performance from year to year while the table shows how the Portfolio’s average annual returns for the indicated periods compare with those of an appropriate broad-based securities market index that represents the overall domestic equity market in which the Portfolio invests. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter:Q2 2020+39.93%Worst Quarter:Q1 2020(22.09)%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (Periods Ending December 31, 2024)
Thrivent Small Cap Growth Portfolio | Risk Lose Money [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	The Portfolio may not achieve its investment objective and you could lose money by investing in the Portfolio.
Thrivent Small Cap Growth Portfolio | Risk Not Insured Depository Institution [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the Portfolio is not a deposit or other obligation of Thrivent Trust Company or any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other federal agency.
Thrivent Small Cap Growth Portfolio | Small Cap Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Small Cap Risk. Smaller, less seasoned companies often have greater price volatility, lower trading volume, and less liquidity than larger, more established companies. These companies tend to have small revenues, narrower product lines, less management depth and experience, small shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. Such companies seldom pay significant dividends that could soften the impact of a falling market on returns.
Thrivent Small Cap Growth Portfolio | Growth Investing Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Growth Investing Risk. Growth style investing includes the risk of investing in securities whose prices historically have been more volatile than other securities, especially over the short term. Growth stock prices reflect projections of future earnings or revenues and, if a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically.
Thrivent Small Cap Growth Portfolio | Equity Security Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Equity Security Risk. Equity securities held by the Portfolio may decline significantly in price, sometimes rapidly or unpredictably, over short or extended periods of time, and such declines may occur because of declines in the equity market as a whole, or because of declines in only a particular country, geographic region, company, industry, or sector of the market. From time to time, the Portfolio may invest a significant portion of its assets in companies in one particular country or geographic region or one or more related sectors or industries, which would make the Portfolio more vulnerable to adverse developments affecting such countries, geographic regions, sectors or industries. Equity securities generally do not move in the same direction at the same time and are generally more volatile than most debt securities.
Thrivent Small Cap Growth Portfolio | Investment Adviser Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Investment Adviser Risk. The Portfolio is actively managed and the success of its investment strategy depends significantly on the skills of the Adviser in assessing the potential of the investments in which the Portfolio invests. The assessment of potential Portfolio investments may prove incorrect, resulting in losses or poor performance, even in rising markets. There is also no guarantee that the Adviser will be able to effectively implement the Portfolio’s investment objective.
Thrivent Small Cap Growth Portfolio | Issuer Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Issuer Risk. Issuer risk is the possibility that factors specific to an issuer to which the Portfolio is exposed will affect the market prices of the issuer’s securities and therefore the value of the Portfolio.
Thrivent Small Cap Growth Portfolio | Market Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Portfolio’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Portfolio’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry or market sector, or due to impacts from domestic or global events, including regulatory events, economic downturn, government shutdowns, the spread of infectious illness such as the outbreak of COVID-19, public health crises, war, terrorism, social unrest, recessions, natural disasters or similar events.
Thrivent Small Cap Growth Portfolio | Technology Oriented Companies Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Technology-Oriented Companies Risk. Common stocks of companies that rely extensively on technology, science or communications in their product development or operations may be more volatile than the overall stock market and may or may not move in tandem with the overall stock market. Technology, science and communications are rapidly changing fields, and stocks of these companies, especially of smaller or unseasoned companies, may be subject to more abrupt or erratic market movements than the stock market in general. There are significant competitive pressures among technology-oriented companies and the products or operations of such companies may become obsolete quickly. In addition, these companies may have limited product lines, markets or financial resources and the management of such companies may be more dependent upon one or a few key people.
Thrivent Small Cap Growth Portfolio | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed On Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of the net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.80%
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.96%
Less Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.02%	[1]
Total Annual Portfolio Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.94%
1 Year	rr_ExpenseExampleYear01	$ 96
3 Years	rr_ExpenseExampleYear03	304
5 Years	rr_ExpenseExampleYear05	529
10 Years	rr_ExpenseExampleYear10	$ 1,176
2019	rr_AnnualReturn2019	28.41%
2020	rr_AnnualReturn2020	55.38%
2021	rr_AnnualReturn2021	11.94%
2022	rr_AnnualReturn2022	(22.91%)
2023	rr_AnnualReturn2023	9.86%
2024	rr_AnnualReturn2024	10.85%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	39.93%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.09%)
1 Year	rr_AverageAnnualReturnYear01	10.85%
5 Years	rr_AverageAnnualReturnYear05	10.30%
SinceInception	rr_AverageAnnualReturnSinceInception	10.17%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 27, 2018
Thrivent Small Cap Growth Portfolio | Russell 3000® Index(reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	23.81%
5 Years	rr_AverageAnnualReturnYear05	13.86%
SinceInception	rr_AverageAnnualReturnSinceInception	13.73%
Thrivent Small Cap Growth Portfolio | Russell 2000® Growth Index(reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.15%
5 Years	rr_AverageAnnualReturnYear05	6.86%
SinceInception	rr_AverageAnnualReturnSinceInception	6.99%
Thrivent Small Cap Growth Portfolio | S&P SmallCap 600® Growth Index(reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.63%
5 Years	rr_AverageAnnualReturnYear05	8.24%
SinceInception	rr_AverageAnnualReturnSinceInception	7.92%

[1]	The Adviser has contractually agreed, through at least April 30, 2026, to waive a portion of the management fees associated with the shares of the Thrivent Small Cap Growth Portfolio in order to limit the Total Annual Portfolio Operating Expenses After Fee Waivers and/or Expense Reimbursements to an annual rate of 0.94% of the average daily net assets of the shares. This contractual provision, however, may be terminated before the indicated termination date upon the mutual agreement between the Independent Directors of the Portfolio and the Adviser.